UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Address of principal offices)(Zip code)

David Frankel, Daxor Corporation

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2012

Date of Reporting Period: September 30, 2012

Item 1. Schedule of Investments

Daxor Corporation

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 153.88%
Auto Manufacturer-0.01%
General Motors Company (a)	100	$2,275
General Motors Liq Co. (a)	100	1,680
		$3,955
Banking - 16.79%

Diversified Banks – 15.60%
Bank of America Corp.	495,195	$4,372,572
Citigroup, Inc.	28,460	931,211
		$5,303,783
Foreign Money Center Bank-0.98%
UBS AG (a)	27,500	$334,950

Regional Banks - 0.21%
First Niagara Financial Group, Inc.	5,000	$40,350
Popular, Inc. (a)	1,700	29,660
		$70,010

Total Banking		$5,708,743

Bio Technology-0.21%
Mannkind Corp. (a)	25,000	$72,000

Broadcasting & Cable Television-0.56%
Netflix, Inc. (a)	3,500	$190,540

Chemical Manuafacturing-0.95%
USEC, Inc. (a)	416,000	$322,400

Communication Services-0.71%
Clearwire Corp. (a)	5,000	$6,700
Frontier Communications Corp.	12,500	61,438
Research in Motion Ltd. (a)	23,000	172,500
		$240,638
Consumer Products and Services-0.16%
NutriSystem, Inc.	5,000	$52,650
PHH Corp.(a)	79	1,608
		$54,258
Diversified Computer Services-1.74%
Hewlett Packard	34,600	$590,276

Investment Services-1.50%	12,600	$210,924
Morgan Stanley	14,062	300,083
United States Natural Gas Fund, LLP		$511,007

Iron and Steel-0.10%
AK Steel Holding Corp.	7,500	$36,000

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS-153.88%
Oil & Gas Operations-0.44%
Exco Resources, Inc.	12,500	$100,125
Williams Companies, Inc.	1,200	41,964
WPX Energy Inc. (a)	400	6,636
		$148,725
Processed and Packaged Goods-0.35%
Green Mountain Coffee Roasters Inc. (a)	5,000	$118,700

Semi Conductors-0.14%
Advanced Micro Devices, Inc. (a)	5,000	$16,850
First Solar, Inc. (a)	1,400	31,003
		$47,853

Utilities-130.06%
Electric Utilities-127.86%
Ameren Corp.	4,000	$130,680
American Electric Power Co. Inc.	22,600	993,044
Avista Corp.	14,396	370,553
Calpine Corp. (a)	1,328	22,974
Centerpoint Energy, Inc.	5,000	106,500
CH Energy Group, Inc.	39,400	2,569,274
CMS	41,500	977,325
DTE Energy Co.	47,000	2,817,180
Duke Energy Corp.	18,117	1,173,800
Edison International	7,000	319,830
Entergy Corp.	125,145	8,672,549
Exelon Corp.	131,674	4,684,961
Firstenergy Corp.	98,286	4,334,413
Great Plains Energy Inc.	21,000	467,460
Hawaiian Electric Industries, Inc.	58,200	1,531,242
National Grid PLC Shares	62,951	3,484,967
National Grid PLC ADR	30,392	334,957
NISOURCE Inc.	44,000	1,121,120
Northeast Utilities	41,320	1,579,664
NRG Energy, Inc.	1,400	29,946
NV Energy, Inc.	1,500	27,015
Pepco Holdings Inc.	2,201	41,599
PG & E Corp.	7,000	298,690
Pinnacle West Capital Corp.	31,002	1,636,906
PNM Resources, Inc.	78,750	1,656,112
Teco Energy, Inc.	2,000	35,480
UIL Holdings Corp.	22,332	800,826
UNITIL Corp.	52,900	1,439,937
Westar Energy, Inc.	42,941	1,273,630
XCEL Energy, Inc.	19,050	527,875
		$43,460,509
Natural Gas Utilities-2.20%
Integrys Energy Group Inc.	4,500	$234,900
Southwest Gas Corp.	1,000	44,200
Spectra Energy Corp.	15,925	467,558
		$746,658

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS – 153.88%
Total Utilities		$44,207,167

Waste Management-0.16%
Veolia Environnment SA ADR (a)	5,000	$54,100

Total Common Stock (Cost $29,024,289)-153.88%		$52,306,362

Preferred Stocks-6.22%
Diversified Banks-4.90%
Bank of America Corp., 8.20 % Callable	1,000	$25,990
Bank of America Corp., 6.204% Series D	1,000	24,820
Bank of America Corp., 7.25% Series J Div Perp	6,000	153,000
Bank of America Corp., 7.250% Series L	700	762,300
Bank of America Corp., 8.625% Preferred Callable	2,000	51,900
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	64,800
Citigroup, 6.35% Callable Due 03/15/67	1,200	29,916
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	265,600
Goldman Sachs Group, 6.20% Series B Callable	1,000	25,310
JP Morgan Chase & Co., 8.625% Series J callable	1,500	39,750
US Bancorp, 7.875% Callable	2,000	53,220
Wells Fargo Capital XII, 7.875% Callable Due 03/15/68	2,000	51,640
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	118,880
		$1,667,126

Electric Utilities-1.18%
Duquesne Light Co. Preferred, 3.75% Callable	400	$16,820
Pacific Gas & Electric, 5% Series D	1,000	25,850
Pacific Gas & Electric, 5% Series E	1,100	28,248
Pacific Gas & Electric, 6% Series A	4,200	128,982
Southern California Edison, 4.32% Callable	5,500	137,445
Southern California Edison, 4.78% Callable	2,500	63,700
		$401,045

Insurance-0.14%
AIG Incorporated 6.45% Series A-4	800	$20,032
MetLife Inc., Series B	1,000	25,740
		$45,772

Total Preferred Stock (Cost $1,488,927)-6.22%		$2,113,943

Total Investment in Securities (Cost $30,513,216) -160.10%		$54,420,305

Investment in Operating Division-9.68%		$3,287,310

Receivable from Broker, Net of Securities Sold Short -0.27%		$92,862

Other Assets-5.35%		$1,818,532

Total Assets-175.40%		$59,619,009
Total Liabilities – (75.40%)		(25,628,235)
Net Assets-100.00%		$33,990,774

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the net unrealized appreciation based on cost for financial reporting purposes of $23,907,089 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$27,655,054
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(3,747,965)
Net unrealized appreciation	$23,907,089

Portfolio Analysis

As of September 30, 2012

Percentage of Net Assets
Common Stock
Automobile Manufacturing	0.01%
Banking	16.79%
Bio Technology	0.21%
Broadcasting & Cable Television	0.56%
Chemical Manufacturing	0.95%
Communication Services	0.71%
Consumer Products and Services	0.16%
Diversified Computer Services	1.74%
Investment Services	1.50%
Iron and Steel	0.10%
Oil & Gas Operations	0.44%
Processed and Packaged Goods	0.35%
Semi-Conductors	0.14%
Utilities	130.06%
Waste Management	0.16%
Total Common Stock	153.88%

Preferred Stock
Diversified Banks	4.90%
Utilities	1.18%
Insurance	0.14%
Total Preferred Stock	6.22%

Total Investment in Securities	160.10%

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 09/30/12	Value of Short Position at 9/30/12
Securities Sold Short- (75.29%)
Apple, Inc.	(16,500)	$(11,007,233)
Coach, Inc.	(15,000)	(840,300)
Gap, Inc.	(5,000)	(178,900)
General Electric Co.	(2,500)	(56,775)
Intuitive Surgical, Inc.	(18,500)	(9,169,155)
KB Home	(1,400)	(20,090)
NRG Energy, Inc.	(300)	(6,417)
Pool Corp.	(5,000)	(207,900)
Ralph Lauren Corporation	(3,000)	(453,690)
Simon Property Group Inc.	(20,000)	(3,036,200)
Starbucks Corporation	(5,000)	(253,550)
St. Joe Co.	(10,000)	(195,000)
Toll Brothers Inc.	(5,000)	(166,150)
Total Securities Sold Short (75.29%)		$(25,591,360)

Receivable from Broker (b) (75.56%)		25,684,222

Receivable from Broker, Net of Securities Sold Short (0.27%)		$92,862

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written-(11.04%)
Call Options Written- (1.57%)
Advanced Micro Devices, Inc.	(50)	6.00	10/19/2012	$(9)
Bank of America Corp.	(250)	8.00	10/19/2012	(22,000)
Bank of America Corp.	(450)	9.00	10/19/2012	(9,800)
Bank of America Corp.	(150)	10.00	10/19/2012	(525)
Bank of America Corp.	(150)	8.00	11/16/2012	(14,850)
Bank of America Corp.	(350)	9.00	11/16/2012	(13,137)
Bank of America Corp.	(500)	10.00	11/16/2012	(5,867)
Bank of America Corp.	(250)	11.00	11/16/2012	(858)
Bank of America Corp.	(100)	12.00	11/16/2012	(175)
Bank of America Corp.	(150)	8.00	12/21/2012	(16,350)
Bank of America Corp.	(450)	9.00	12/21/2012	(22,458)
Bank of America Corp.	(300)	10.00	12/21/2012	(5,588)
Bank of America Corp.	(250)	11.00	12/21/2012	(1,690)
Bank of America Corp.	(175)	12.00	12/21/2012	(483)
Bank of America Corp.	(100)	10.00	01/18/2013	(2,900)
Bank of America Corp.	(150)	11.00	01/18/2013	(1,882)
Bank of America Corp.	(150)	12.50	01/18/2013	(735)
Bank of America Corp.	(125)	14.00	01/18/2013	(361)
Bank of America Corp.	(200)	15.00	01/18/2013	(407)
Bank of America Corp.	(50)	10.00	02/15/2013	(1,775)
Bank of America Corp.	(150)	11.00	02/15/2013	(2,700)
Bank of America Corp.	(50)	12.00	02/15/2013	(450)
Bank of America Corp.	(50)	10.00	05/17/2013	(2,850)
Bank of America Corp.	(150)	11.00	05/17/2013	(5,126)
Bank of America Corp.	(100)	12.00	05/17/2013	(1,942)
Bank of America Corp.	(50)	13.00	05/17/2013	(575)
Best Buy Co. Inc.	(50)	22.00	10/19/2012	(500)
Best Buy Co. Inc.	(50)	20.00	12/21/2012	(5,500)
Best Buy Co. Inc.	(50)	24.00	12/21/2012	(1,650)
Best Buy Co. Inc.	(50)	20.00	01/18/2013	(5,650)
Best Buy Co. Inc.	(50)	21.00	01/18/2013	(4,400)
Citigroup, Inc.	(50)	34.00	10/19/2012	(2,950)
Citigroup, Inc.	(50)	35.00	10/19/2012	(1,550)
Citigroup, Inc.	(50)	35.00	11/16/2012	(3,875)
Citigroup, Inc.	(50)	35.00	12/21/2012	(6,125)
Citigroup, Inc.	(50)	35.00	01/18/2013	(7,875)
Citigroup, Inc.	(50)	40.00	01/18/2013	(2,125)
First Solar, Inc.	(50)	25.00	12/21/2012	(10,214)
First Solar, Inc.	(50)	30.00	12/21/2012	(4,159)
Green Mountain Coffee Roasters Inc.	(50)	30.00	10/19/2012	(950)
Green Mountain Coffee Roasters Inc.	(50)	31.00	10/19/2012	(700)
Green Mountain Coffee Roasters Inc.	(50)	32.00	10/19/2012	(650)
Green Mountain Coffee Roasters Inc.	(50)	33.00	10/19/2012	(550)
Green Mountain Coffee Roasters Inc.	(50)	31.00	11/16/2012	(4,900)
Green Mountain Coffee Roasters Inc.	(50)	32.00	11/16/2012	(4,050)
Green Mountain Coffee Roasters Inc.	(50)	33.00	11/16/2012	(3,375)
Green Mountain Coffee Roasters Inc.	(50)	30.00	12/21/2012	(7,500)
Green Mountain Coffee Roasters Inc.	(50)	33.00	12/21/2012	(4,900)
Green Mountain Coffee Roasters Inc.	(50)	34.00	12/21/2012	(4,250)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Call Options Written- (1.57%)
Hewlett Packard Co.	(50)	21.00	10/19/2012	$(100)
Hewlett Packard Co.	(50)	22.00	11/16/2012	(100)
Hewlett Packard Co.	(50)	24.00	01/18/2013	(300)
Hewlett Packard Co.	(114)	25.00	01/18/2013	(557)
Hewlett Packard Co.	(50)	25.00	02/15/2013	(375)
Intuitive Surgical, Inc.	(5)	460.00	10/19/2012	(21,700)
Intuitive Surgical, Inc.	(5)	470.00	10/19/2012	(17,850)
Intuitive Surgical, Inc.	(5)	480.00	10/19/2012	(14,475)
Intuitive Surgical, Inc.	(10)	490.00	10/19/2012	(23,032)
Intuitive Surgical, Inc.	(10)	500.00	10/19/2012	(17,840)
Intuitive Surgical, Inc.	(5)	510.00	10/19/2012	(6,625)
Intuitive Surgical, Inc.	(5)	520.00	10/19/2012	(4,925)
Intuitive Surgical, Inc.	(5)	530.00	10/19/2012	(3,400)
Intuitive Surgical, Inc.	(5)	430.00	01/18/2013	(37,850)
Intuitive Surgical, Inc.	(5)	440.00	01/18/2013	(33,625)
Intuitive Surgical, Inc.	(5)	450.00	01/18/2013	(29,800)
KB Home	(36)	11.00	10/19/2012	(12,150)
MannKind Corp.	(50)	2.50	11/16/2012	(2,450)
MannKind Corp.	(100)	3.00	01/18/2013	(3,500)
Morgan Stanley	(29)	16.00	10/19/2012	(3,103)
Morgan Stanley	(97)	20.00	01/18/2013	(3,183)
Netflix, Inc.	(50)	65.00	10/19/2012	(1,325)
Netflix, Inc.	(50)	70.00	10/19/2012	(425)
Netflix, Inc.	(50)	90.00	12/21/2012	(1,325)
Netflix, Inc.	(50)	100.00	12/21/2012	(675)
Netflix, Inc.	(50)	80.00	01/18/2013	(4,600)
Netflix, Inc.	(50)	90.00	01/18/2013	(2,175)
Research In Motion Limited	(50)	10.00	10/19/2012	(250)
Research In Motion Limited	(50)	12.00	01/18/2013	(825)
St. Joe Co.	(50)	20.00	10/19/2012	(2,000)
St. Joe Co.	(50)	19.00	12/21/2012	(7,750)
St. Joe Co.	(100)	20.00	12/21/2012	(9,750)
St. Joe Co.	(50)	21.00	12/21/2012	(3,375)
St. Joe Co.	(100)	20.00	01/18/2013	(12,000)
St. Joe Co.	(100)	22.00	01/18/2013	(5,250)
St. Joe Co.	(100)	25.00	01/18/2013	(3,000)
UBS AG	(50)	13.00	10/19/2012	(500)
UBS AG	(275)	13.00	11/16/2012	(6,861)
United States Natural Gas Fund, LLP	(21)	25.00	10/19/2012	(121)
USEC, Inc.	(300)	1.00	10/19/2012	(1,125)
USEC, Inc.	(186)	1.50	10/19/2012	(861)
USEC, Inc.	(200)	2.00	10/19/2012	(500)
USEC, Inc.	(300)	1.00	01/18/2013	(3,000)
USEC, Inc.	(200)	1.50	01/18/2013	(1,000)
USEC, Inc.	(150)	2.00	01/18/2013	(363)
USEC, Inc.	(200)	3.50	01/18/2013	(1,000)
USEC, Inc.	(300)	5.00	01/18/2013	(1,500)
USEC, Inc.	(125)	7.00	01/18/2013	(625)
USEC, Inc.	(100)	1.00	04/19/2013	(1,500)
Veolia Environnement SA	(50)	15.00	10/19/2012	(250)
Total Call Options Written				$(534,762)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(9.47%)
Abercrombie & Fitch Co.	(50)	35.00	11/16/2012	$(16,500)
Abercrombie & Fitch Co.	(50)	40.00	11/16/2012	(34,000)
Abercrombie & Fitch Co.	(50)	30.00	01/18/2013	(10,350)
AES Corporation	(65)	10.00	01/18/2013	(1,950)
AK Steel Holding Corp.	(50)	7.00	12/21/2012	(11,464)
Alcoa, Inc.	(50)	7.00	10/19/2012	(75)
Alcoa, Inc.	(50)	7.50	01/18/2013	(900)
Altria Group Inc.	(50)	17.50	01/18/2013	(175)
Ameren Corp.	(50)	22.50	01/18/2013	—
American Electric Power Co. Inc.	(75)	30.00	01/18/2013	(235)
American Express Company	(50)	20.00	01/18/2013	(66)
American International Group, Inc.	(50)	29.00	11/16/2012	(1,725)
American International Group, Inc.	(50)	30.00	11/16/2012	(2,500)
American International Group, Inc.	(50)	27.00	01/18/2013	(2,775)
American International Group, Inc.	(50)	28.00	01/18/2013	(3,600)
American International Group, Inc.	(50)	29.00	01/18/2013	(4,600)
American International Group, Inc.	(50)	30.00	01/18/2013	(5,825)
American International Group, Inc.	(50)	25.00	02/15/2013	(2,275)
American International Group, Inc.	(50)	26.00	02/15/2013	(2,950)
American International Group, Inc.	(50)	27.00	02/15/2013	(3,600)
American International Group, Inc.	(50)	28.00	02/15/2013	(4,625)
American International Group, Inc.	(50)	29.00	02/15/2013	(5,700)
American International Group, Inc.	(50)	30.00	02/15/2013	(7,250)
American International Group, Inc.	(100)	25.00	01/17/2014	(21,400)
American International Group, Inc.	(100)	27.00	01/17/2014	(27,700)
American International Group, Inc.	(100)	30.00	01/17/2014	(40,000)
American International Group, Inc.	(25)	32.00	01/17/2014	(12,375)
Apple, Inc.	(5)	450.00	10/19/2012	(27)
Apple, Inc.	(5)	460.00	10/19/2012	(50)
Apple, Inc.	(5)	470.00	10/19/2012	(80)
Apple, Inc.	(5)	480.00	10/19/2012	(225)
Apple, Inc.	(5)	500.00	10/19/2012	(250)
Apple, Inc.	(5)	520.00	10/19/2012	(338)
Apple, Inc.	(5)	530.00	10/19/2012	(398)
Apple, Inc.	(10)	540.00	10/19/2012	(954)
Apple, Inc.	(5)	550.00	10/19/2012	(572)
Apple, Inc.	(5)	560.00	10/19/2012	(662)
Apple, Inc.	(5)	570.00	10/19/2012	(832)
Apple, Inc.	(5)	580.00	10/19/2012	(1,026)
Apple, Inc.	(5)	590.00	10/19/2012	(1,247)
Apple, Inc.	(5)	600.00	10/19/2012	(1,632)
Apple, Inc.	(5)	520.00	11/16/2012	(1,430)
Apple, Inc.	(5)	540.00	11/16/2012	(1,935)
Apple, Inc.	(5)	550.00	11/16/2012	(2,310)
Apple, Inc.	(5)	560.00	11/16/2012	(2,707)
Apple, Inc.	(10)	570.00	11/16/2012	(6,302)
Apple, Inc.	(5)	450.00	01/18/2013	(1,388)
Astrazeneca PLC	(50)	40.00	01/18/2013	(1,000)
AT&T, Inc.	(50)	25.00	10/19/2012	—
AT&T, Inc.	(50)	30.00	10/19/2012	(100)
AT&T, Inc.	(40)	25.00	01/18/2013	(275)
Bank of America Corp.	(100)	6.00	10/19/2012	(0)
Bank of America Corp.	(200)	7.00	10/19/2012	(82)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(9.47%)
Bank of America Corp.	(350)	8.00	10/19/2012	$(2,220)
Bank of America Corp.	(175)	9.00	10/19/2012	(6,805)
Bank of America Corp.	(50)	10.00	10/19/2012	(6,150)
Bank of America Corp.	(75)	5.00	11/16/2012	(150)
Bank of America Corp.	(275)	6.00	11/16/2012	(497)
Bank of America Corp.	(275)	7.00	11/16/2012	(1,333)
Bank of America Corp.	(375)	8.00	11/16/2012	(6,075)
Bank of America Corp.	(325)	9.00	11/16/2012	(17,880)
Bank of America Corp.	(200)	10.00	11/16/2012	(25,800)
Bank of America Corp.	(50)	11.00	11/16/2012	(11,082)
Bank of America Corp.	(50)	5.00	12/21/2012	(125)
Bank of America Corp.	(150)	6.00	12/21/2012	(675)
Bank of America Corp.	(225)	7.00	12/21/2012	(2,250)
Bank of America Corp.	(325)	8.00	12/21/2012	(9,100)
Bank of America Corp.	(150)	9.00	12/21/2012	(10,350)
Bank of America Corp.	(300)	10.00	12/21/2012	(41,197)
Bank of America Corp.	(175)	11.00	12/21/2012	(39,375)
Bank of America Corp.	(100)	12.00	12/21/2012	(32,250)
Bank of America Corp.	(5)	13.00	12/21/2012	(2,100)
Bank of America Corp.	(50)	2.50	01/18/2013	(50)
Bank of America Corp.	(50)	3.00	01/18/2013	(100)
Bank of America Corp.	(50)	4.00	01/18/2013	(100)
Bank of America Corp.	(200)	5.00	01/18/2013	(763)
Bank of America Corp.	(200)	7.50	01/18/2013	(5,109)
Bank of America Corp.	(75)	9.00	01/18/2013	(6,000)
Bank of America Corp.	(200)	10.00	01/18/2013	(29,400)
Bank of America Corp.	(50)	5.00	02/15/2013	(275)
Bank of America Corp.	(100)	6.00	02/15/2013	(1,100)
Bank of America Corp.	(150)	7.00	02/15/2013	(3,375)
Bank of America Corp.	(150)	8.00	02/15/2013	(6,825)
Bank of America Corp.	(75)	9.00	02/15/2013	(6,563)
Bank of America Corp.	(175)	10.00	02/15/2013	(26,775)
Bank of America Corp.	(98)	11.00	02/15/2013	(23,030)
Bank of America Corp.	(100)	5.00	05/17/2013	(1,200)
Bank of America Corp.	(100)	6.00	05/17/2013	(2,100)
Bank of America Corp.	(200)	7.00	05/17/2013	(7,600)
Bank of America Corp.	(200)	8.00	05/17/2013	(13,573)
Bank of America Corp.	(100)	9.00	05/17/2013	(11,220)
Bank of America Corp.	(175)	10.00	05/17/2013	(30,450)
Bank of America Corp.	(100)	11.00	05/17/2013	(25,000)
Bank of New York Corporation	(50)	15.00	12/21/2012	(528)
Bank of New York Corporation	(50)	17.50	01/18/2013	(1,000)
Bank of New York Corporation	(50)	19.00	01/18/2013	(1,625)
Bank of New York Corporation	(50)	17.00	03/15/2013	(1,400)
Best Buy Co. Inc.	(50)	19.00	12/21/2012	(16,476)
Best Buy Co. Inc.	(100)	20.00	12/21/2012	(39,788)
Best Buy Co. Inc.	(100)	21.00	12/21/2012	(47,089)
Best Buy Co. Inc.	(50)	22.00	12/21/2012	(27,750)
Best Buy Co. Inc.	(50)	25.00	01/18/2013	(41,125)
Blackstone Group LP	(50)	10.00	01/18/2013	(450)
BP PLC	(50)	30.00	10/19/2012	(4)
BP PLC	(50)	35.00	10/19/2012	(116)
BP PLC	(50)	38.00	10/19/2012	(448)
BP PLC	(50)	25.00	01/18/2013	(318)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(9.47%)
BP PLC	(50)	30.00	01/18/2013	$(800)
Chubb Corporation	(50)	40.00	01/18/2013	(353)
Cisco Systems, Inc.	(50)	15.00	10/19/2012	(8)
Cisco Systems, Inc.	(50)	16.00	10/19/2012	(100)
Cisco Systems, Inc.	(50)	16.00	11/16/2012	(450)
Cisco Systems, Inc.	(50)	12.50	01/18/2013	(250)
Cisco Systems, Inc.	(100)	15.00	01/18/2013	(1,600)
Cisco Systems, Inc.	(75)	15.00	04/19/2013	(3,000)
Citigroup, Inc.	(50)	23.00	10/19/2012	(75)
Citigroup, Inc.	(50)	24.00	10/19/2012	(100)
Citigroup, Inc.	(50)	25.00	10/19/2012	(150)
Citigroup, Inc.	(50)	26.00	10/19/2012	(200)
Citigroup, Inc.	(50)	27.00	10/19/2012	(300)
Citigroup, Inc.	(50)	28.00	10/19/2012	(525)
Citigroup, Inc.	(50)	30.00	10/19/2012	(1,550)
Citigroup, Inc.	(100)	25.00	12/21/2012	(3,400)
Citigroup, Inc.	(100)	27.00	12/21/2012	(5,700)
Citigroup, Inc.	(100)	30.00	12/21/2012	(11,800)
Citigroup, Inc.	(50)	32.00	12/21/2012	(9,400)
Citigroup, Inc.	(50)	33.00	12/21/2012	(11,700)
Citigroup, Inc.	(85)	35.00	12/21/2012	(29,325)
Citigroup, Inc.	(125)	25.00	01/18/2013	(6,451)
Citigroup, Inc.	(50)	25.00	03/15/2013	(4,075)
Coach, Inc.	(100)	40.00	11/16/2012	(1,786)
Coach, Inc.	(100)	45.00	11/16/2012	(5,225)
Coach, Inc.	(50)	30.00	01/18/2013	(625)
Coach, Inc.	(50)	35.00	01/18/2013	(1,250)
Coach, Inc.	(50)	40.00	01/18/2013	(2,750)
Coach, Inc.	(50)	45.00	01/18/2013	(6,000)
Coach, Inc.	(50)	50.00	01/18/2013	(12,000)
Coach, Inc.	(50)	40.00	02/15/2013	(4,375)
Consolidated Edison, Inc.	(50)	40.00	01/18/2013	(43)
Consolidated Edison, Inc.	(50)	45.00	01/18/2013	(469)
CROCS, Inc.	(50)	9.00	12/21/2012	(500)
CROCS, Inc.	(50)	12.50	01/18/2013	(2,250)
Delta Air Lines Inc.	(50)	7.50	01/18/2013	(1,603)
Duke Energy Corp.	(75)	15.00	01/18/2013	(1)
Eli Lilly & Co.	(75)	25.00	01/18/2013	(10)
Exelon Corporation	(50)	35.00	10/19/2012	(1,125)
Exelon Corporation	(50)	32.00	01/18/2013	(1,625)
Exelon Corporation	(50)	33.00	01/18/2013	(2,500)
Exelon Corporation	(50)	34.00	01/18/2013	(4,000)
Exelon Corporation	(50)	35.00	01/18/2013	(5,750)
Exelon Corporation	(50)	30.00	04/19/2013	(2,500)
Exelon Corporation	(50)	31.00	04/19/2013	(3,250)
Exelon Corporation	(50)	32.00	04/19/2013	(4,250)
Facebook, Inc.	(50)	12.00	10/19/2012	(150)
First Solar, Inc.	(50)	15.00	11/16/2012	(2,433)
First Solar, Inc.	(50)	10.00	12/21/2012	(925)
First Solar, Inc.	(100)	30.00	12/21/2012	(91,925)
First Solar, Inc.	(50)	31.00	01/18/2013	(52,250)
Gap Inc.	(50)	18.00	12/21/2012	(175)
Gap Inc.	(50)	20.00	12/21/2012	(200)
Gap Inc.	(30)	25.00	12/21/2012	(330)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(9.47%)
Gap Inc.	(100)	15.00	01/18/2013	$(186)
Gap Inc.	(100)	17.50	01/18/2013	(347)
Gap Inc.	(75)	19.00	03/15/2013	(825)
General Electric Co.	(200)	15.00	12/21/2012	(600)
General Electric Co.	(150)	16.00	12/21/2012	(750)
General Electric Co.	(300)	17.00	12/21/2012	(2,055)
General Electric Co.	(150)	18.00	12/21/2012	(1,350)
General Electric Co.	(50)	19.00	12/21/2012	(650)
General Electric Co.	(50)	10.00	01/18/2013	(75)
General Electric Co.	(65)	12.50	01/18/2013	(260)
General Electric Co.	(125)	15.00	01/18/2013	(938)
General Electric Co.	(100)	17.50	01/18/2013	(1,312)
General Electric Co.	(50)	16.00	03/15/2013	(725)
General Electric Co.	(50)	17.00	03/15/2013	(950)
General Motors Company	(50)	18.00	10/19/2012	(125)
General Motors Company	(50)	20.00	11/16/2012	(1,600)
General Motors Company	(50)	16.00	12/21/2012	(625)
General Motors Company	(50)	18.00	12/21/2012	(1,175)
General Motors Company	(150)	24.00	12/21/2012	(32,266)
General Motors Company	(214)	25.00	12/21/2012	(60,956)
General Motors Company	(50)	16.00	01/18/2013	(825)
General Motors Company	(100)	22.50	01/18/2013	(15,450)
General Motors Company	(100)	25.00	01/18/2013	(30,344)
Goldman Sachs Group	(50)	90.00	10/19/2012	(542)
Goldman Sachs Group	(50)	100.00	10/19/2012	(1,730)
Goldman Sachs Group	(75)	115.00	10/19/2012	(27,969)
Goldman Sachs Group	(50)	95.00	11/16/2012	(3,025)
Goldman Sachs Group	(50)	80.00	01/18/2013	(3,350)
Goldman Sachs Group	(50)	85.00	01/18/2013	(4,625)
Goldman Sachs Group	(50)	90.00	01/18/2013	(6,400)
Goldman Sachs Group	(50)	70.00	04/19/2013	(4,150)
Goldman Sachs Group	(50)	75.00	04/19/2013	(6,250)
Goldman Sachs Group	(50)	80.00	04/19/2013	(8,075)
Green Mountain Coffee Roasters Inc.	(50)	33.00	10/19/2012	(46,875)
Green Mountain Coffee Roasters Inc.	(50)	30.00	12/21/2012	(39,625)
Hartford Financial Services Group, Inc.	(100)	13.00	12/21/2012	(900)
Hartford Financial Services Group, Inc.	(50)	14.00	12/21/2012	(641)
Hartford Financial Services Group, Inc.	(100)	20.00	12/21/2012	(15,533)
Hartford Financial Services Group, Inc.	(100)	10.00	01/18/2013	(500)
Hewlett Packard Co.	(50)	20.00	11/16/2012	(15,125)
Hewlett Packard Co.	(50)	25.00	11/16/2012	(39,750)
Hewlett Packard Co.	(15)	30.00	11/16/2012	(19,388)
Hewlett Packard Co.	(50)	20.00	01/18/2013	(17,040)
Hewlett Packard Co.	(70)	22.00	01/18/2013	(36,315)
Hewlett Packard Co.	(36)	25.00	01/18/2013	(29,078)
Intuitive Surgical, Inc.	(5)	360.00	10/19/2012	(300)
Intuitive Surgical, Inc.	(10)	390.00	10/19/2012	(700)
Intuitive Surgical, Inc.	(10)	400.00	10/19/2012	(910)
Intuitive Surgical, Inc.	(10)	410.00	10/19/2012	(1,460)
Intuitive Surgical, Inc.	(10)	420.00	10/19/2012	(2,050)
Intuitive Surgical, Inc.	(10)	430.00	10/19/2012	(2,875)
Intuitive Surgical, Inc.	(10)	440.00	10/19/2012	(4,100)
Intuitive Surgical, Inc.	(10)	450.00	10/19/2012	(5,050)
Intuitive Surgical, Inc.	(10)	460.00	10/19/2012	(7,300)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(9.47%)
Intuitive Surgical, Inc.	(10)	470.00	10/19/2012	$(10,050)
Intuitive Surgical, Inc.	(5)	475.00	10/19/2012	(5,700)
Intuitive Surgical, Inc.	(5)	480.00	10/19/2012	(6,625)
Intuitive Surgical, Inc.	(5)	485.00	10/19/2012	(7,475)
Intuitive Surgical, Inc.	(5)	490.00	10/19/2012	(8,650)
Intuitive Surgical, Inc.	(5)	440.00	11/16/2012	(3,219)
Intuitive Surgical, Inc.	(5)	460.00	11/16/2012	(5,320)
Intuitive Surgical, Inc.	(5)	480.00	11/16/2012	(8,414)
Ishares Silver Trust	(50)	15.00	01/18/2013	(125)
Johnson Controls Inc.	(50)	25.00	10/19/2012	(700)
Johnson Controls Inc.	(50)	23.00	01/18/2013	(2,500)
Johnson & Johnson	(50)	45.00	01/18/2013	(200)
JP Morgan Chase & Co.	(50)	29.00	11/16/2012	(200)
JP Morgan Chase & Co.	(50)	30.00	11/16/2012	(250)
JP Morgan Chase & Co.	(50)	31.00	10/19/2012	(125)
JP Morgan Chase & Co.	(50)	31.00	11/16/2012	(325)
JP Morgan Chase & Co.	(50)	29.00	12/21/2012	(650)
JP Morgan Chase & Co.	(50)	30.00	12/21/2012	(800)
JP Morgan Chase & Co.	(50)	31.00	12/21/2012	(975)
JP Morgan Chase & Co.	(50)	29.00	01/18/2013	(1,250)
JP Morgan Chase & Co.	(50)	30.00	01/18/2013	(1,500)
JP Morgan Chase & Co.	(50)	31.00	01/18/2013	(1,800)
KB Home	(375)	10.00	10/19/2012	(413)
KB Home	(81)	11.00	10/19/2012	(289)
KB Home	(50)	11.00	11/16/2012	(650)
KB Home	(50)	5.00	01/18/2013	(125)
KB Home	(50)	7.50	01/18/2013	(275)
KB Home	(50)	9.00	01/18/2013	(700)
KB Home	(50)	10.00	01/18/2013	(1,300)
KB Home	(50)	11.00	01/18/2013	(2,150)
KB Home	(100)	10.00	04/19/2013	(5,550)
KB Home	(50)	11.00	04/19/2013	(4,100)
Keycorp	(100)	7.50	01/18/2013	(1,800)
Lennar Corp.	(40)	19.00	11/16/2012	(120)
Merck & Co., Inc.	(50)	25.00	01/18/2013	(312)
Microsoft Corporation	(50)	20.00	10/19/2012	(100)
Microsoft Corporation	(50)	25.00	10/19/2012	(100)
Microsoft Corporation	(50)	25.00	11/16/2012	(400)
Microsoft Corporation	(50)	25.00	01/18/2013	(1,300)
Monsanto Co.	(50)	40.00	01/18/2013	(200)
Morgan Stanley	(50)	8.00	10/19/2012	(50)
Morgan Stanley	(50)	9.00	10/19/2012	(50)
Morgan Stanley	(50)	10.00	10/19/2012	(50)
Morgan Stanley	(50)	11.00	10/19/2012	(100)
Morgan Stanley	(50)	12.00	10/19/2012	(100)
Morgan Stanley	(100)	13.00	10/19/2012	(300)
Morgan Stanley	(50)	14.00	10/19/2012	(300)
Morgan Stanley	(50)	15.00	10/19/2012	(650)
Morgan Stanley	(75)	19.00	10/19/2012	(17,513)
Morgan Stanley	(100)	20.00	10/19/2012	(32,750)
Morgan Stanley	(100)	10.00	01/18/2013	(1,092)
Morgan Stanley	(100)	13.00	01/18/2013	(3,259)
Morgan Stanley	(75)	15.00	01/18/2013	(5,353)
Morgan Stanley	(78)	20.00	01/18/2013	(28,137)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(9.47%)
Netflix, Inc.	(50)	60.00	10/19/2012	$(32,000)
Netflix, Inc.	(50)	65.00	12/21/2012	(66,500)
Netflix, Inc.	(50)	70.00	12/21/2012	(87,000)
Netflix, Inc.	(50)	75.00	12/21/2012	(108,625)
Netflix, Inc.	(50)	80.00	12/21/2012	(131,625)
Netflix, Inc.	(65)	90.00	12/21/2012	(233,188)
Netflix, Inc.	(50)	45.00	01/18/2013	(15,500)
Netflix, Inc.	(50)	50.00	01/18/2013	(24,800)
Netflix, Inc.	(50)	80.00	01/18/2013	(132,875)
Newmont Mining Corp.	(50)	37.00	12/21/2012	(500)
Newmont Mining Corp.	(50)	38.00	01/18/2013	(883)
Newmont Mining Corp.	(50)	40.00	01/18/2013	(1,243)
NRG Energy, Inc.	(50)	19.00	11/16/2012	(1,500)
NRG Energy, Inc.	(50)	15.00	12/21/2012	(500)
NRG Energy, Inc.	(145)	18.00	12/21/2012	(4,713)
NRG Energy, Inc.	(130)	19.00	12/21/2012	(6,497)
NRG Energy, Inc.	(30)	20.00	12/21/2012	(2,325)
NRG Energy, Inc.	(50)	16.00	01/18/2013	(1,000)
NRG Energy, Inc.	(100)	17.50	01/18/2013	(3,500)
NRG Energy, Inc.	(50)	15.00	03/15/2013	(1,500)
NRG Energy, Inc.	(50)	16.00	03/15/2013	(2,000)
NRG Energy, Inc.	(50)	17.00	03/15/2013	(2,750)
NRG Energy, Inc.	(50)	18.00	03/15/2013	(3,750)
NRG Energy, Inc.	(100)	19.00	03/15/2013	(10,250)
NRG Energy, Inc.	(50)	15.00	01/17/2014	(5,625)
Pitney Bowes Inc.	(50)	15.00	10/19/2012	(5,500)
Pitney Bowes Inc.	(50)	16.00	10/19/2012	(11,125)
Pool Corp.	(50)	25.00	01/18/2013	(750)
Pool Corp.	(50)	30.00	10/19/2012	(750)
Ralph Lauren Corporation	(50)	100.00	10/19/2012	(1)
Ralph Lauren Corporation	(50)	55.00	01/18/2013	(750)
Ralph Lauren Corporation	(50)	60.00	01/18/2013	(1,000)
Ralph Lauren Corporation	(50)	80.00	01/18/2013	(1,172)
Research In Motion Limited	(25)	10.00	12/21/2012	(6,962)
Simon Property Group Inc.	(50)	100.00	10/19/2012	(250)
Simon Property Group Inc.	(50)	105.00	10/19/2012	—
Simon Property Group Inc.	(30)	115.00	10/19/2012	(150)
Simon Property Group Inc.	(60)	145.00	10/19/2012	(3,247)
Simon Property Group Inc.	(35)	99.80	01/18/2013	(893)
Simon Property Group Inc.	(40)	109.80	01/18/2013	(1,600)
Southern Company	(50)	25.00	01/18/2013	(200)
Sprint Nextel Corp.	(50)	3.50	01/18/2013	(300)
Sprint Nextel Corp.	(50)	3.50	02/15/2013	(500)
St. Joe Co.	(50)	17.00	10/19/2012	(750)
St. Joe Co.	(50)	18.00	10/19/2012	(1,250)
St. Joe Co.	(50)	19.00	10/12/2012	(1,750)
St. Joe Co.	(50)	18.00	11/16/2012	(1,875)
St. Joe Co.	(50)	19.00	11/16/2012	(3,500)
St. Joe Co.	(50)	15.00	12/21/2012	(1,250)
St. Joe Co.	(200)	16.00	12/21/2012	(4,000)
St. Joe Co.	(150)	17.00	12/21/2012	(5,625)
St. Joe Co.	(250)	18.00	12/21/2012	(14,661)
St. Joe Co.	(300)	19.00	12/21/2012	(29,239)
St. Joe Co.	(200)	20.00	12/21/2012	(29,000)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(9.47%)
St. Joe Co.	(200)	15.00	01/18/2013	$(5,000)
St. Joe Co.	(150)	17.50	01/18/2013	(9,750)
St. Joe Co.	(75)	19.00	01/18/2013	(8,813)
St. Joe Co.	(150)	20.00	01/18/2013	(25,125)
St. Joe Co.	(50)	22.00	01/18/2013	(14,700)
St. Joe Co.	(62)	14.00	03/15/2013	(2,790)
St. Joe Co.	(150)	15.00	03/15/2013	(5,250)
St. Joe Co.	(200)	16.00	03/15/2013	(11,000)
St. Joe Co.	(175)	17.00	03/15/2013	(14,000)
St. Joe Co.	(200)	18.00	03/15/2013	(22,500)
St. Joe Co.	(100)	19.00	03/15/2013	(15,750)
St. Joe Co.	(100)	20.00	03/15/2013	(20,750)
Starbucks Corporation	(50)	34.00	10/19/2012	(100)
Starbucks Corporation	(50)	35.00	10/19/2012	(200)
Starbucks Corporation	(50)	30.00	01/18/2013	(400)
Starbucks Corporation	(50)	31.00	01/18/2013	(350)
Suntrust Banks, Inc.	(50)	18.00	10/19/2012	(150)
Suntrust Banks, Inc.	(75)	20.00	10/19/2012	(525)
Suntrust Banks, Inc.	(50)	23.00	10/19/2012	(200)
Suntrust Banks, Inc.	(50)	15.00	01/18/2013	(200)
Suntrust Banks, Inc.	(150)	17.50	01/18/2013	(1,200)
Suntrust Banks, Inc.	(100)	20.00	01/18/2013	(1,700)
Suntrust Banks, Inc.	(50)	18.00	04/19/2013	(1,475)
Teva Pharmaceutical Industries Limited	(50)	32.50	12/21/2012	(482)
Teva Pharmaceutical Industries Limited	(50)	35.00	12/21/2012	(940)
Teva Pharmaceutical Industries Limited	(50)	37.50	12/21/2012	(2,213)
Toll Brothers Inc.	(50)	16.00	12/21/2012	(15)
Toll Brothers Inc.	(50)	19.00	12/21/2012	(500)
Toll Brothers Inc.	(50)	20.00	12/21/2012	(750)
Toll Brothers Inc.	(50)	15.00	01/18/2013	(43)
Toll Brothers Inc.	(50)	16.00	01/18/2013	(93)
Toll Brothers Inc.	(50)	17.50	01/18/2013	(750)
Toll Brothers Inc.	(50)	20.00	03/15/2013	(1,237)
Toll Brothers Inc.	(50)	16.00	03/15/2013	(500)
Toll Brothers Inc.	(11)	17.00	03/15/2013	(110)
UBS AG	(100)	9.00	12/21/2012	(1,500)
UBS AG	(50)	10.00	12/21/2012	(1,000)
UBS AG	(100)	9.00	01/18/2013	(1,750)
UBS AG	(50)	10.00	01/18/2013	(1,850)
United States Natural Gas Fund, LLP	(50)	10.00	10/19/2012	—
USEC, Inc.	(200)	1.50	01/18/2013	(15,000)
USEC, Inc.	(300)	2.00	01/18/2013	(36,778)
USEC, Inc.	(728)	2.50	01/18/2013	(123,760)
USEC, Inc.	(125)	3.00	01/18/2013	(27,810)
Verizon Communications, Inc.	(50)	30.00	10/19/2012	—
Verizon Communications, Inc.	(50)	31.00	10/19/2012	(2)
Verizon Communications, Inc.	(50)	20.00	01/18/2013	(128)
Verizon Communications, Inc.	(50)	32.00	01/18/2013	(550)
Wells Fargo Company	(50)	25.00	10/19/2012	(100)
Wells Fargo Company	(50)	25.00	01/18/2013	(650)
Total Put Options Written				$(3,219,762)

Total Call and Put Options Written-(Premium Received)-(11.04%)				$(3,754,524)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Margin loans payable-(48.07%) (c)				$(16,337,801)

Deferred income taxes, net – (15.56%)				$(5,289,370)

Other Liabilities-(0.73%)				$(246,540)

TOTAL LIABILITIES –(75.40)%				$(25,628,235)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on national securities exchanges are valued at the last reported sales price on the last day of the reporting period. Securities traded on the over the counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and ask prices.

The following tables summarize the inputs used as of September 30, 2012 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$52,306,362	$—	$—	$52,306,362
Preferred Stocks	2,113,943	—	—	2,113,943
Investment in Operating Division	—	—	3,287,310	3,287,310
Total	$54,420,305	$—	$3,287,310	$57,707,615

Liabilities	Level 1	Level 2	Level 3	Total
Call and Put Options	$3,754,524	$—	$—	$3,754,524

The Company’s Level 3 assets consist of its investment in its Operating Division. Since it’s inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

 * Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the annual and semi-annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Joseph Feldschuh
BY: Joseph Feldschuh
ITS: President
(Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)

Date: November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Frankel
BY: David Frankel
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: November 15, 2012